GOODWILL AND OTHER INTANGIBLES	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLES
GOODWILL AND OTHER INTANGIBLES
Goodwill Summary—At December 31, 2016 and 2015, our goodwill balances were $2,315,338 and $2,325,248, respectively, attributable to the excess of the purchase price over the fair value of net assets acquired in connection with our acquisitions. The change in goodwill by reporting segment for 2016 and 2015 was as follows:

	Engineering & Construction	Fabrication Services	Total
Balance at December 31, 2014	$2,339,246	$465,415	$2,804,661
Impairment charges (described below) (1)	(453,100)	—	(453,100)
Amortization of tax goodwill in excess of book goodwill	(3,789)	(348)	(4,137)
Foreign currency translation and other	(22,176)	—	(22,176)
Balance at December 31, 2015	$1,860,181	$465,067	$2,325,248
Amortization of tax goodwill in excess of book goodwill	(338)	(2)	(340)
Foreign currency translation and other	(9,570)	—	(9,570)
Balance at December 31, 2016	$1,850,273	$465,065	$2,315,338

(1)
At December 31, 2016, we had approximately $453,100 of cumulative impairment losses, which were recorded in our Engineering & Construction operating group during 2015 related to the sale of our Nuclear Operations on December 31, 2015.

As discussed further in Note 2, goodwill is not amortized to earnings, but instead is reviewed for impairment at least annually at a reporting unit level, absent any indicators of impairment or when other actions require an impairment assessment (such as a change in reporting units). We perform our annual impairment assessment during the fourth quarter of each year based upon balances as of October 1. At October 1, 2016 and prior to the recognition of our Capital Services Operations and Technology Operations as discontinued operations (discussed below), we had the following five reporting units within our four operating groups:

•	Engineering & Construction—Our Engineering & Construction operating group represented a reporting unit.

•
Fabrication Services—Our Fabrication Services operating group represented a reporting unit. As of December 31, 2015, Fabrication Services included three reporting units: Steel Plate Structures, Fabrication & Manufacturing, and Engineered Products. However, during the third quarter 2016, our Steel Plate Structures, Fabrication & Manufacturing and Engineered Products Operations were integrated and operationally combined. As a result, we reevaluated our reporting units within the Fabrication Services operating group and determined that the Fabrication Services operating group represented a single reporting unit subsequent to the reorganization. In conjunction with the reorganization of our Fabrication Services operating group and change in reporting units, we performed a quantitative assessment of goodwill for each of the reporting units immediately before the change in reporting units, and for the new Fabrication Services reporting unit. Based on these quantitative assessments, the fair value of each of the reporting units exceeded their respective net book values, and accordingly, no impairment charge was necessary as a result of the change in reporting units. Our Engineered Products Operations were included within our Technology Operations and classified as a discontinued operation in the third quarter 2017 (discussed below).

•
Technology—Our Technology operating group represented a reporting unit. This reporting unit was included within our Technology Operations and classified as a discontinued operation in the third quarter 2017 (discussed below).

•
Capital Services—Our Capital Services operating group included two reporting units: Facilities & Plant Services and Federal Services. These reporting units were included within our Capital Services Operations and classified as a discontinued operation in the first quarter 2017 (discussed below).

As a result of the aforementioned, the reporting units of our continuing operations represent our Engineering & Construction operating group and our Fabrication Services operating group (excluding our discontinued Engineered Products Operations).
Annual Impairment Assessment—During the fourth quarter 2016, we performed a quantitative assessment of goodwill for each of the aforementioned reporting units as of October 1, 2016. Based on these quantitative assessments, the fair value of our Engineering & Construction, Fabrication Services and Technology reporting units each substantially exceeded their respective net book values, and accordingly, no impairment charge was necessary as a result of our annual impairment assessments. However, we determined that the net book value of the Facilities & Plant Services and Federal Services reporting units each exceeded their respective fair values, indicating that the carrying value of their goodwill was impaired. Our fair value determination for the Facilities & Plant Services and Federal Services reporting units gave consideration to a market indicator of fair value for the reporting units (discussed in Note 19). As a result of the aforementioned, we recorded a goodwill impairment charge of $655,000 for these reporting units ($581,900 for Facilities & Plant Services and $73,100 for Federal Services). Accordingly, at December 31, 2016, the adjusted carrying value of goodwill for the Facilities & Plant Services and Federal Services reporting units was approximately $112,900 and $116,700, respectively. The amount of goodwill impairment charge was determined by comparing the carrying value of each reporting unit’s goodwill to their respective implied fair values. The fair values of the Facilities & Plant Services and Federal Services reporting units approximated their respective net book values subsequent to the goodwill impairments. If, based on future assessments our goodwill is deemed to be impaired, the impairment would result in a charge to earnings in the period of impairment. There can be no assurance that future goodwill impairment tests will not result in charges to earnings.
Discontinued Operations—During the first quarter 2017, we classified our Capital Services Operations as a discontinued operation (discussed in Note 2 and Note 5). Our Capital Services Operations are primarily comprised of our former Capital Services operating group, which included our Facilities & Plant Services and Federal Services reporting units. As a result of the classification of our Capital Services operating group within discontinued operations, all its goodwill (approximately $229,600, after the aforementioned $655,000 impairment) was allocated to our Capital Services Operations.
During the third quarter 2017, we classified our Technology Operations as a discontinued operation (discussed in Note 2 and Note 5). Our Technology Operations are primarily comprised of our former Technology operating group and reporting unit and our Engineered Products Operations, representing a portion of our Fabrication Services operating group and reporting unit. As a result of the classification of our Technology reporting unit as a part of our Technology Operations within discontinued operations, all of its goodwill (approximately $297,000) was allocated to our Technology Operations. Further, as a result of the classification of our Engineered Products Operations as part of our Technology Operations within discontinued operations, we allocated a portion of the Fabrication Services reporting unit’s goodwill (approximately $200,000) to our Technology Operations. The allocation was based on the relative fair values of the Engineered Products Operations and remaining Fabrication Services reporting unit after removal of the Engineered Products Operations.
The fair value of the Engineered Products Operations was determined on a basis consistent with the basis used for our annual impairment assessment (discussed in Note 2) and gave consideration to a market indicator of fair value for the Technology Operations. The fair value of the remaining Fabrication Services reporting unit was also determined on a basis consistent with the basis used for our annual impairment assessment. Based on the aforementioned, the fair value of the remaining Fabrication Services reporting unit continued to substantially exceed its net book value, and accordingly, no impairment charge was necessary as a result of the removal of the Engineered Products Operations.
Other Intangible Assets—The following table presents our acquired finite-lived intangible assets at December 31, 2016 and 2015, including the December 31, 2016 weighted-average useful lives for each major intangible asset class and in total:

		December 31, 2016		December 31, 2015
	Weighted Average Life	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Backlog and customer relationships (1)	18 Years	$93,700	$(20,073)	$101,686	$(22,546)
Process technologies	20 Years	400	(78)	400	(58)
Tradenames	6 Years	15,718	(9,531)	15,718	(7,258)
Total (2)	17 Years	$109,818	$(29,682)	$117,804	$(29,862)

(1)
Backlog and customer relationships intangibles totaling approximately $8,000 became fully amortized during 2016 and were therefore removed from the December 31, 2016 gross carrying and accumulated amortization balances above.

(2)
The remaining decrease in other intangibles, net during 2016 primarily related to amortization expense of approximately $7,800. Amortization expense for our intangibles existing at December 31, 2016 is anticipated to be approximately $7,700, $7,700, $5,700, $5,400 and $5,200 for 2017, 2018, 2019, 2020 and 2021, respectively.

As a result of the partial impairment of goodwill for our Capital Services operating group resulting from our fourth quarter annual impairment assessment, we determined that an indicator of impairment existed for the finite-lived intangible assets of our Capital Services operating group, and accordingly, we performed an impairment assessment for these intangible assets during the fourth quarter 2016. Based on our impairment assessment we concluded that the intangible assets were not impaired. We noted no other indicators of impairment during 2016.